DESCRIPTION OF PLAN (Details) - EBP 006	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, hours | h	1,000
Requisite service period, continuous months of full-time employment	3 months
Minimum annual compensation to total compensation, percentage	2.00%
Pretax, maximum annual compensation to total compensation, percentage	60.00%
Forfeitures | $	$ 101,644	$ 74,444
Unused forfeitures | $	$ 11,456	$ 45
EBP, Retirement Savings Account
EBP, Description of Plan [Line Items]
Requisite service period, hours | h	1,000
Requisite service period, continuous months of full-time employment	3 months
EBP, Qualified Non-Elective Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
EBP, Pre-January 1, 2007 Employer Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Employer contribution vesting service period	5 years
EBP, Post-January 1, 2007 Employer Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	3 years
Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	2.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
Employer contribution, fixed rate contribution, percentage	4.00%